CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
ASSETS
Cash	$ 54,776	$ 13,989
Prepaid expenses		2,082
TOTAL CURRENT ASSETS	54,776	16,071
COMPUTER EQUIPMENT AND WEBSITE COSTS, NET	25,989	25,283
OTHER ASSETS
Deposits	4,290
TOTAL OTHER ASSETS	4,290
TOTAL ASSETS	85,055	41,354
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	29,849	3,000
Accrued expenses	28,647
Due to shareholder	1,389
Deferred revenue	1,571	4,960
Note payable	2,000	15,000
TOTAL CURRENT LIABILITIES	63,456	22,960
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, 5,000,000 shares authorized, 277,733 and 0 shares issued and outstanding, respectively	277
Common stock, $0.001 par value, 195,000,000 shares authorized, 39,505,459 and 20,582,076 shares issued and outstanding, respectively	39,503	20,580
Additional paid in capital	5,299,557	252,150
Accumulated deficit during development stage	(5,317,738)	(254,336)
TOTAL STOCKHOLDERS' EQUITY	21,599	18,394
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 85,055	$ 41,354